REVENUE FROM CONTRACT WITH CUSTOMERS - Contract Balances - Contract liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contract with Customer, Liability
Initial fees received from franchisees owners	¥ 924	¥ 869
Cash received for membership fees and not recognized as revenue	430	400
Advances received from customers	529	412
Deferred revenue related to the loyalty program	51	57
Total contract liabilities	1,934	1,738
Initial fee on pre opening hotels received as current liabilities	429	448
Revenue recognized	¥ 748	¥ 491